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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2008
                         -----------------------------------------------------

Date of reporting period:  February 29, 2008
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.
PORTFOLIO OF INVESTMENTS - February 29, 2008

Shares                                                               Value
-------                                                          -------------
                             COMMON STOCKS - 88.7%
                                 BANKS - 5.5%

 70,000  Bank of America Corp.  . . . . . . . . . . . . . .      $   2,781,800
 40,000  Wachovia Corp.   . . . . . . . . . . . . . . . . .          1,224,800
                                                                 -------------
                                                                     4,006,600
                                                                 -------------
                                 BREWERS - 3.2%
 50,000  Anheuser-Busch Companies, Inc.   . . . . . . . . .          2,354,500
                                                                 -------------
                          CHEMICALS-DIVERSIFIED - 3.1%

 60,000  Dow Chemical Co.   . . . . . . . . . . . . . . . .          2,261,400
                                                                 -------------
                  CONSTRUCTION / AGRICULTURE MACHINERY - 4.7%
 40,000  Deere & Co.  . . . . . . . . . . . . . . . . . . .          3,408,400
                                                                 -------------
                           ELECTRIC UTILITIES - 17.2%
 30,000  American Electric Power Co., Inc.  . . . . . . . .          1,227,600
124,800  Duke Energy Corp.  . . . . . . . . . . . . . . . .          2,188,992
 30,000  FirstEnergy Corp.  . . . . . . . . . . . . . . . .          2,027,700
 70,000  Progress Energy, Inc.  . . . . . . . . . . . . . .          2,933,700
140,000  TECO Energy, Inc.  . . . . . . . . . . . . . . . .          2,097,200
 60,000  Southern Company . . . . . . . . . . . . . . . . .          2,071,800
                                                                 -------------
                                                                    12,546,992
                                                                 -------------
                             FOOD PROCESSING - 3.5%
 50,000  Kellogg Co.  . . . . . . . . . . . . . . . . . . .          2,536,000
                                                                 -------------
                             FOREST PRODUCTS - 2.5%
 30,000  Weyerhaeuser Co.   . . . . . . . . . . . . . . . .          1,836,000
                                                                 -------------
                            HEALTH CARE PLANS - 2.5%
 40,000  United Health Group, Inc.  . . . . . . . . . . . .          1,859,200
                                                                 -------------
                       HEALTH CARE PRODUCTS/DRUGS - 2.4%
 40,000  Merck & Co., Inc.  . . . . . . . . . . . . . . . .          1,772,000
                                                                 -------------
                        NATURAL GAS DISTRIBUTION - 2.0%
 62,400  Spectra Energy Corp.   . . . . . . . . . . . . . .          1,442,064
                                                                 -------------
                          NATURAL GAS UTILITIES - 2.6%
 35,000  Sempra Energy  . . . . . . . . . . . . . . . . . .          1,859,550
                                                                 -------------

                          OIL & GAS OPERATIONS - 6.7%
 20,000  Chevron Corp.  . . . . . . . . . . . . . . . . . .          1,733,200
 30,000  Marathon Oil Corp.   . . . . . . . . . . . . . . .          1,594,800
 20,000  Occidental Petroleum Corp.   . . . . . . . . . . .          1,547,400
                                                                 -------------
                                                                     4,875,400
                                                                 -------------
                       PAPER AND RELATED PRODUCTS - 3.9%
 90,000  International Paper Co.  . . . . . . . . . . . . .          2,853,000
                                                                 -------------
                      PERSONAL & HOUSEHOLD PRODUCTS - 4.5%
 50,000  Procter & Gamble Co.   . . . . . . . . . . . . . .          3,309,000
                                                                 -------------
                             PHARMACEUTICALS - 4.8%
100,000  Bristol Myers Squibb Company . . . . . . . . . . .          2,261,000
 20,000  Johnson & Johnson  . . . . . . . . . . . . . . . .          1,239,200
                                                                 -------------
                                                                     3,500,200
                                                                 -------------
                               PUBLISHING - 1.5%
  1,500  Washington Post Co. Class "B"  . . . . . . . . . .          1,086,000
                                                                 -------------
                               RESTAURANTS - 3.0%
 40,000  McDonald's Corp.   . . . . . . . . . . . . . . . .          2,164,400
                                                                 -------------
                            RETAIL SPECIALTY - 3.4%
 40,000  Costco Wholesale Corp.   . . . . . . . . . . . . .          2,476,800
                                                                 -------------
                               SOFT DRINKS - 4.8%
 60,000  Coca-Cola Co.  . . . . . . . . . . . . . . . . . .          3,507,600
                                                                 -------------
                           TELECOMMUNICATIONS - 6.9%
 60,000  AT&T Corp.   . . . . . . . . . . . . . . . . . . .          2,089,800
 80,000  Verizon Communications, Inc.   . . . . . . . . . .          2,905,600
                                                                 -------------
                                                                     4,995,400
                                                                 -------------
Total Value of Common Stocks (Cost $53,349,957) . . . . . .         64,650,506
                                                                 -------------

                       SHORT-TERM CORPORATE NOTES - 10.8%

Principal
 Amount
---------
$1,250M  American Express Co., 2.790%,
          due 03/03/2008  . . . . . . . . . . . . . . . . .          1,249,809
 3,650M  General Electric Capital Corp., 2.922%,
          due 03/06/2008  . . . . . . . . . . . . . . . . .          3,648,540
 3,000M  U.S. Bancorp, 2.802%,
          due 03/03/2008  . . . . . . . . . . . . . . . . .          3,000,000
                                                                 -------------
Total Value of Short-Term Corporate Notes
  (Cost $7,898,349) . . . . . . . . . . . . . . . . . . . .          7,898,349
                                                                 -------------


Total Value of Investments (Cost $61,248,306) . . .   99.5%         72,548,855

Other Assets Less Liabilities . . . . . . . . . . .    0.5%            344,037
                                                     -----       -------------
Net Assets  . . . . . . . . . . . . . . . . . . . .  100.0%      $  72,892,892
                                                     =====       =============


Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date April 15, 2008
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date April 15, 2008
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date April 15, 2008
    ---------------------

* Print the name and title of each signing officer under his or her signature.